Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
5. Segment Information
Segment Information
	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2020
Operating revenues from external customers (1)	$2,473	$1,494	$474	$1,051	$14	$-		$5,506
Inter-segment revenues (1)	7	-	-	7	15	(29)		-
Total operating revenues	2,480	1,494	474	1,058	29	(29)		5,506
Regulated fuel for generation and purchased power	574	659	194	-	-	(7)		1,420
Regulated cost of natural gas	-	-	-	293	-	-		293
OM&G	552	282	151	334	115	(15)		1,419
Depreciation and amortization	455	236	71	111	8	-		881
Income from equity investments	-	96	4	20	29	-		149
AFUDC - debt and equity	54	4	1	9	-	-		68
Interest expense, net	151	139	32	56	301	-		679
Internally allocated interest (2)	-	-	-	13	(13)	-		-
Gain on sale, net of transactions costs	-	-	-	-	585	-		585
Impairment charges	-	-	-	-	25	-		25
Income tax expense (recovery)	89	17	(8)	51	192	-		341
Net income (loss) attributable to common shareholders	501	221	35	162	19	-		938
Capital expenditures	1,361	338	148	749	4	-		2,600
As at December 31, 2020
Total assets	16,889	6,752	1,365	6,067	1,234	(1,073)	(3)	31,234
Investments subject to significant influence	-	1,176	41	129	-	-		1,346
Goodwill	4,455	-	68	1,194	3	-		5,720
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs.
(3) Primarily relates to consolidated deferred tax reclassifications. Deferred tax assets are reclassified and netted with deferred tax liabilities upon consolidation.

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2019
Operating revenues from external customers (1)	$2,596	$1,429	$744	$1,097	$245	$-		$6,111
Inter-segment revenues (1)	11	1	-	22	37	(71)		-
Total operating revenues	2,607	1,430	744	1,119	282	(71)		6,111
Regulated fuel for generation and purchased power	772	573	286	-	-	(22)		1,609
Regulated cost of natural gas	-	-	-	350	-	-		350
OM&G	554	313	195	319	130	(47)		1,464
Depreciation and amortization	445	231	107	109	11	-		903
Income from equity investments	-	91	5	22	36	-		154
AFUDC - debt and equity	20	6	5	2	-	-		33
Interest expense, net	154	142	52	59	331	-		738
Internally allocated interest (2)	-	-	-	14	(14)	-		-
Impairment charges	-	-	34	-	-	-		34
Income tax expense (recovery)	79	(10)	11	48	(67)	-		61
Net income (loss) attributable to common shareholders	419	229	45	183	(213)	-		663
Capital expenditures	1,393	384	195	448	63	-		2,483
As at December 31, 2019
Total assets	16,214	6,717	3,069	5,489	1,459	(1,106)	(3)	31,842
Investments subject to significant influence	-	1,133	41	138	-	-		1,312
Goodwill	4,544	-	70	1,218	3	-		5,835
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs.
(3) Primarily relates to consolidated deferred tax reclassifications. Deferred tax assets are reclassified and netted with deferred tax liabilities upon consolidation.

Geographical Information

Revenues (1):

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Canada	$1,569	$1,497
United States	3,522	4,140
Barbados	263	320
The Bahamas	112	112
Dominica	40	42
	$5,506	$6,111
(1) Revenues are based on country of origin of the product or service sold.

Property Plant and Equipment:

As at	December 31	December 31
millions of Canadian dollars	2020	2019
Canada	$4,304	$4,248
United States	14,353	13,095
Barbados	510	462
The Bahamas	289	282
Dominica	79	80
	$19,535	$18,167